Exhibit 99.2

Client Name:	Seer Capital
Client Project Name:	RMLT 2019-2
Start - End Dates:	7/21/2017-4/17/2019
Deal Loan Count:	364

Conditions Summary

Loans in Report:	364
Loans with Conditions:	309

531 - Total Active Conditions
531 - Non-Material Conditions
188 - Credit Review Scope
4 - Category: Application
30 - Category: Assets
47 - Category: Credit/Mtg History
19 - Category: DTI
42 - Category: Income/Employment
1 - Category: Insurance
8 - Category: Legal Documents
6 - Category: LTV/CLTV
31 - Category: Terms/Guidelines
7 - Property Valuations Review Scope
2 - Category: Appraisal
5 - Category: Property
336 - Compliance Review Scope
2 - Category: Ability to Repay/Qualified Mortgage
1 - Category: APR Tolerance
3 - Category: Compliance Manual
4 - Category: Documentation
6 - Category: Federal Consumer Protection
2 - Category: Federal Higher-Priced
6 - Category: RESPA
1 - Category: Right of Rescission
79 - Category: State Rate Spread
3 - Category: Texas Home Equity
229 - Category: TILA/RESPA Integrated Disclosure
440 - Total Satisfied Conditions

182 - Credit Review Scope
14 - Category: Ability to Repay/Qualified Mortgage
63 - Category: Application
16 - Category: Assets
12 - Category: Credit/Mtg History
4 - Category: DTI
33 - Category: Income/Employment
11 - Category: Insurance
12 - Category: Legal Documents
1 - Category: LTV/CLTV
15 - Category: Terms/Guidelines
1 - Category: Title
96 - Property Valuations Review Scope
67 - Category: Appraisal
8 - Category: FEMA
7 - Category: Property
14 - Category: Value
162 - Compliance Review Scope
18 - Category: Ability to Repay/Qualified Mortgage
1 - Category: APR Tolerance
3 - Category: Compliance Manual
8 - Category: Documentation
2 - Category: Federal Consumer Protection
3 - Category: Federal Higher-Priced
4 - Category: Finance Charge Tolerance
1 - Category: RESPA
19 - Category: Right of Rescission
1 - Category: State Consumer Protection
102 - Category: TILA/RESPA Integrated Disclosure
22 - Total Waived Conditions

22 - Credit Review Scope
9 - Category: Assets
5 - Category: Credit/Mtg History
1 - Category: DTI
2 - Category: Income/Employment
2 - Category: LTV/CLTV
3 - Category: Terms/Guidelines

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